EQUITY (Details) - USD ($)					12 Months Ended
	Feb. 28, 2019	Nov. 02, 2018	Aug. 21, 2018	Jan. 05, 2015	Jul. 31, 2019	Feb. 27, 2019	Jul. 31, 2018
EQUITY
Authorized capital			100,000,000,000	100,000,000	1,000,000,000		1,000,000,000
Par value (per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.0004	$ 0.001		$ 0.001
Shares issued (in shares)	35,000,000	49,950,000	50,000	50,000,000
Number of shares to be cancelled			50,000,000
Shares issued		$ 49,950			$ 8,774,829
Shares surrendered (in shares)						15,000,000
Shares outstanding (in shares)	35,000,000				37,074,672	50,000,000	35,000,000
Tianzhen Investments Limited
EQUITY
Shares issued (in shares)		26,473,500
Percentage of holding on outstanding shares		53.00%
Eno Group Limited
EQUITY
Shares issued (in shares)		12,987,000
Percentage of holding on outstanding shares		26.00%
Great State Investments Limited
EQUITY
Shares issued (in shares)		3,996,000
Percentage of holding on outstanding shares		8.00%
Ronghua Liu
EQUITY
Shares issued (in shares)		1,998,000
Ronghua Liu | Qianhai
EQUITY
Ownership interest in equity (as a percent)		98.50%
Mr. Xueqing Liu
EQUITY
Shares issued (in shares)		2,097,900
Ms. Renyan Ou
EQUITY
Shares issued (in shares)		2,397,600
Tianzhen Investments Limited | Qiuli Wang
EQUITY
Percentage of equity interest held		100.00%
Eno Group Limited | Yanru Zhou
EQUITY
Percentage of equity interest held		100.00%
Great State Investments Limited | Haiyun Liu
EQUITY
Percentage of holding on outstanding shares		100.00%